Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepayments and other current assets
Prepaid advertising expenses, rentals and others		¥ 84,330	¥ 126,648
Deposits		28,366	30,083
Staff advances		1,244	1,323
Deductible VAT input		1,565	231
Interest receivable		2,918	1,846
Total	$ 17,010	¥ 118,423	¥ 160,131